UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

220 Russell Avenue

Rahway, NJ 07065

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

220 Russell Avenue

Rahway, NJ 07065

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MH Elite Portfolio of Funds, Inc. 220 Russell Avenue Rahway, New Jersey 07065 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2010 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and MH Elite Select Portfolio of Funds.

QE2 – cruise ship or monetary policy?

Mention QE2 and the cruise liner Queen Elizabeth 2 first comes to mind. But there is no cruising in the current economic climate. Despite back to back years of positive returns in excess of 15%, the economic seas are indeed very choppy considering there were two significant rallies and three corrections in the past twelve months. While we learned that the U.S. recession officially ended in June 2009, there was no celebrating, especially for the 15 million people still out of work. By buying $600 billion in Treasuries to stimulate the economy heading into 2011, Quantitative Easing 2 (QE2) is the Fed’s attempt to navigate the perils of high unemployment, housing foreclosures, stagnant wages and stingy lending practices by banks.

The stock market fell 16% from April to July as the markets were responding to the BP Oil spill, a volcano eruption in Iceland disrupting air traffic and the economic crisis in Europe focusing on the sovereign debt of Ireland, Spain and Portugal.  Also in this time period was the May 6th Flash Crash fiasco that sent shockwaves throughout the market as the Dow Jones Industrial Average plunged 600 points in a mere 20 minutes. Markets continued to sour in August and then soared to the best September since 1939. Asian markets started a global sell off in the fall on the news that China raised their interest rates to curb inflation and to control their rapidly growing economy. Consumer spending and sentiment rose in November and December to help retail sales and the markets finished 2010 on a positive note. December’s return of 6.5% was its best monthly performance in nearly 20 years helping the S&P 500 index to end the year up 15.1%.

Despite the stock market gaining over 40% in the past two years, investors are fleeing stock funds while investing in bond funds at a record pace. Of interest is the fact that on a yearly basis since 1945, U.S. Treasuries have had 20 losing years while large cap stocks have had 15 losing years. To meet the demands of shareholders pulling out $18 billion from stock funds in 2010, fund managers, ultimately, are forced to sell holdings and maintain cash to meet these redemption requests.   This in turn can impact and perhaps reduce a fund’s performance. At this point, the risk of losing money is a greater motivator then taking the risk to realize the opportunity of investing in a stock market coming out of a recession. Job creation and the willingness of businesses to spend/invest the $1.8 trillion they are holding in cash will be the catalyst necessary for investors to regain the confidence of investing in equities.

For the year 2010 MH Elite Small Cap Fund of Funds was our best performer gaining 21.8%. The Fund lagged the performance of the Russell 2000 index of small cap stocks by 5%. For 2010, the small cap growth sector had a slight edge in performance versus the small cap value sector. Although growth stocks have outperformed their value counterparts for the past 2 years, value stocks have historically outperformed growth stocks over longer periods of time. With a gain of 39%, Parnassus Small Cap, our largest holding, was our best performer. We also received excellent performances from Schneider Small Cap Value, up 32% and Royce Micro Cap, up 30%. Each underlying fund follows its own investment strategy and will not necessarily follow the sector weightings of an index. Consequently, funds that were over weighted to financials (despite very strong performance in December), healthcare or utilities in 2010 did not perform as well as the Russell 2000 index. For example, Perkins Small Cap Value’s portfolio is heavily weighted towards financials with over 25% allocated to this sector. The fund’s return of 18% trailed the Russell 2000 index by 10%.

A number of significant changes were made in September. Our only regret is that we didn’t make these changes earlier in the year, as all of these funds performed very well in 2010. We believe these funds create an excellent opportunity going forward to enhance our overall performance. We added Cambiar Small Cap, Dreyfus Opportunistic Small Cap (recently closed to new investors), Janus Triton, Royce Dividend Value and Pimco Small Cap StocksPLUS which utilizes a unique strategy of combining derivatives on the Russell 2000 index with bonds to enhance performance. Holdings removed from the portfolio were Pacific Advisors Small Cap, Royce Value Plus, Keeley Small Cap Value and the iShares index funds.

Relative to other U.S. Equity funds, MH Elite Small Cap Fund of Funds has performed very well over the past decade. For the 10 year period 2000 – 2009, the average return of 1825 U.S. equity funds was 2.2%. Of the 1825 funds, 31.5% actually had negative returns. For the same period, MH Elite Small Cap Fund of Funds outperformed the average by 30%, with an average annual return of 2.9%.

For the year 2010 MH Elite Fund of Funds was up 14.7%, which was comparable to the 15.1% return of the S&P 500 index and slightly under the Russell 1000 index’s gain of 16.1%. Our largest holding, Fairholme, continued to outshine with a gain of 25.5%. We received strong performances from two of our mid cap holdings, Blackrock US Opportunities, +24.9% and Fidelity Leveraged Company Stock, +24.5%.  Aston/Optimum Mid Cap and large cap growth fund Wells Fargo Advantage Growth, which were added to the portfolio in May, contributed nicely over the past 6 months with gains of 27.8% and 29.7% respectively.

On the flip side, a few funds did underperform the overall market including Wasatch 1st Source Income Equity, +11.1%, Janus Contrarian, +11.2%, Amana Income, +12.2% and Dodge and Cox Stock, +13.5%. All but Janus Contrarian fall within the large cap value category as growth stocks outperformed value stocks across all market caps. Artisan Mid Cap Value and Schneider Value, while posting respectable gains of 14.4% and 17.8% respectively, actually underperformed within their investment category. Mid Cap Value funds on average were up 22% in 2010. There were no changes made to the portfolio during the second half of the year.

Considering only Fairholme had managed a positive return as of June 30th, we are very pleased with the outcome for 2010. The second half of the year was rewarding for those disciplined to stay invested. We have to stay disciplined as well in our investment selection process of maintaining a balanced approach to the various investing styles. Case in point is Columbia Value and Restructuring which was one of our worst performers for the first six months, losing 10.5%. We were rewarded for our commitment to the managers and their investing prowess as the fund gained 32.8% in the second half of the year and an overall return of 19.7% for 2010.

For the year 2010 MH Elite Select Portfolio of Funds was up 12.9%. November was a difficult month as European stocks, on news of financial concerns in Ireland, Spain and Portugal, fell over 5% creating a drag on our performance. Despite a rebound in December, the European Stock market was the weakest region in terms of performance over the past twelve months. A breakdown of regional exposure reveals the Fund’s allocation of 32% to Greater Europe, 23% to Greater Asia, 15% to Latin America and 30% invested in North America. Our emerging market allocation, with its emphasis on commodities and natural resources, provided the best performances, led by Oppenheimer Developing Markets, +27.4%, Lazard Emerging Markets Equity, +22.8% and T Rowe Price Latin America, +18.5%. With the rapid rise in gold prices our allocation to precious metals returned over 30%. By replacing USAA Precious Metals and Minerals with Franklin Gold and Precious Metals in November we were able to reduce expenses without sacrificing performance or our exposure to the sector. Also benefiting from the rise in gold prices was the Permanent Portfolio Fund, up 19.3%.

The portfolio managers for two of our holdings have been recognized for their outstanding stewardship of investors’ capital. Portfolio managers, Brent Lynn of Janus Overseas and Michael Hasenstab of Templeton Global Bond were recently named Morningstar Managers of the Year for 2010.

Funds unable to keep pace with the overall market included long/short holding, TFS Market Neutral, +6.2%, healthcare fund, Blackrock Health Sciences Opportunities, +7.2%, Manning and Napier World Opportunities, +9.2% and world allocation fund, Ivy Asset Strategy, +9.7% which unfortunately had been identified as the culprit to the Flash Crash in May.

Notable changes to the portfolio included the addition of First American Global Infrastructure to replace MFS Utilities, replacing CGM Realty with Prudential Global Real Estate, selling Franklin Small Co. to purchase Wasatch Emerging Market Small Cap, adding Oakmark International and diversifying our allocation to the natural resources sector with the addition of Nuveen Tradewinds Global Resources.

Looking forward, the average annual total return of the S&P 500 index for the five year period after each major decline (there have been 16 major declines since the 1930’s) was 18.9%. It was not uncommon that within each five year period there were one or two years of negative returns.

We are also excited to announce that we are currently in the process of registering our fourth fund which should be available in the second quarter of 2011.  This new fund will focus on income funds and allow us to offer an alternative investment to our equity funds.  We feel this fund will provide shareholders an opportunity to better manage the risks associated with investing.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.

Sincerely,

Harvey Merson

President

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2010

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Schneider Small Cap Value	6.8	Parnassus Small Cap	9.1	Royce 100 Inv	5.6
American Century Small Cap Value Inv	5.5	Dreyfus Opportunistic Small Cap	7.3	TCW Small Cap Growth I	5.6
Allianz NFJ Small Cap Value I	5.3	Pimco Small Cap StocksPLUS TR I	7.2	Janus Triton T	4.1
Perkins Small Cap Value I	5.1	Royce Micro Cap Inv	6.2	Schroder US Opportunities Inv	3.8
		T. Rowe Price Small Cap Value	5.9
		TFS Small Cap	5.7
		Royce Dividend Value Inv	5.4
		Cambiar Small Cap Inv	4.2

Short-Term Securities and Other Assets – 7.2%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
30%	32%	38%

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

December 31, 2010

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2000 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2010
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	21.82%	1.49%	4.84%
Russell 2000 Index	26.86%	4.47%	6.33%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2010

Mutual Funds (92.8%)	Shares	Value

Parnassus Small Cap	16,032	$ 383,976
Dreyfus Opportunistic Small Cap	10,300	310,662
Pimco Small Cap StocksPLUS TR I	41,037	305,312
Schneider Small Cap Value *	15,963	288,762
Royce Micro Cap Inv	14,999	263,525
T Rowe Price Small Cap Value	6,955	251,297
TFS Small Cap	19,044	241,662
Royce 100 Inv	24,282	238,451
TCW Small Cap Growth I *	8,056	236,456
American Century Small Cap Value Inv	26,036	234,585
Royce Dividend Value Inv	33,875	230,350
Allianz NFJ Small Cap Value I	7,471	223,149
Perkins Small Cap Value I	9,000	216,270
Cambiar Small Cap Inv *	10,054	176,441
Janus Triton T	10,556	173,329
Schroder US Opportunities Inv *	6,705	160,930

Total Mutual Funds (Cost $ 3,295,600)		3,935,157

Short-Term Securities (2.5%)

Fidelity Institutional Money Market (Cost $ 56,884)		56,884
Federated Capital Reserves (Cost $ 49,710)		49,710

Total Short-Term Securities		106,594

Total Investments in Securities (Cost $ 3,402,194)		4,041,751

Other Assets (4.7%)		201,037

Net Assets (100%)		$ 4,242,788

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2010

Assets

Investments in securities at value (Cost $ 3,402,194)	$ 4,041,751
Cash	201,037

Total Assets	4,242,788

Liabilities

Total Liabilities	-

Net Assets	$ 4,242,788

Capital Stock, no par (issued and outstanding – 703,345)	$ 4,110,958
Accumulated realized losses on investments	(530,506)
Net Investment income	22,779
Net unrealized appreciation on investments	639,557

Net Assets	$ 4,242,788

Net asset value per share	$ 6.03

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2010

Investment income

Dividend income from underlying funds	$ 67,676

Total investment income	67,676

Expenses
Investment advisory fees (note 2)	35,917
Administrative service fees	8,980
Total expenses	44,897

Net investment income	22,779

Realized and unrealized gain/(loss) on investments

Capital gain distributions from underlying funds	37,499
Net realized loss from investments	(22,173)
Net change in unrealized appreciation on investments	700,312
Net realized and unrealized gain on investments	715,638

Net increase in net assets resulting from operations	$ 738,417

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2010 and 2009

	2010	2009
Increase in net assets from operations
Net investment income/(loss)	$ 22,779	$ (17,101)
Capital gain distributions from underlying funds	37,499	10
Net realized loss from investments	(22,173)	(252,705)
Change in unrealized appreciation on investments	700,312	1,088,996
Net increase in net assets resulting from operations	738,417	819,200

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	148, 281	(113,435)
Total increase	886,698	705,765

Net assets at beginning of period	3,356,090	2,650,325
Net assets at end of period	$ 4,242,788	$ 3,356,090

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2010

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Fairholme	6.0	Janus Contrarian T	5.3	Parnassus	5.7
Mainstay ICAP Select Equity I	5.4	American Funds Fundamental Inv F2	4.8	Amana Growth	5.6
Amana Income	5.2	Fidelity Select Consumer Staples	2.7	Primecap Odyssey Growth	5.6
Columbia Value and Restructuring Z	5.2			Wells Fargo Advantage Growth Adm	5.0
Wasatch 1st Source Income Equity	5.0
BB&T Equity Income I	5.1
Dodge and Cox Stock	4.6

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Schneider Value	5.0	Fidelity Leveraged Co Stk	4.9	Blackrock US Opportunities I	5.1
Artisan Mid Cap Value Inv	4.9	Aston/Optimum Mid Cap N	4.7

Short-Term Securities and Other Assets – 4.2%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
32%	37%	31%

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

December 31, 2010

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on January 13, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2010
	Average Annual
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	14.73%	1.33%	3.16%
Russell 1000 Index	16.10%	2.59%	4.09%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

December 31, 2010

Mutual Funds (95.8%)	Shares	Value

Fairholme	10,691	$ 380,399
Parnassus	8,917	361,055
Primecap Odyssey Growth	23,355	359,662
Amana Growth	14,523	359,013
Mainstay ICAP Select Equity I	9,852	346,977
Janus Contrarian T	23,010	336,636
Amana Income	10,456	332,285
Columbia Value and Restructuring Z	6,546	330,642
Blackrock US Opportunities I	7,939	327,631
BB&T Equity Income I	23,476	326,782
Wasatch 1st Source Income Equity	23,118	321,337
Schneider Value	21,835	319,662
Wells Fargo Advantage Growth Adm *	9,395	314,742
Fidelity Leveraged Co Stk	11,048	313,984
Artisan Mid Cap Value Inv	15,527	311,789
American Funds Fundamental Inv F2	8,397	308,163
Aston/Optimum Mid Cap N	9,347	298,555
Dodge & Cox Stock	2,738	295,036
Fidelity Select Consumer Staples	2,522	172,399

Total Mutual Funds (Cost $ 5,734,596)		6, 116,749

Short-Term Securities (1.0%)

Fidelity Institutional Money Market (Cost $ 8,312)		8,312
Federated Capital Reserves (Cost $ 55,701)		55,701

Total Short-Term Securities (Cost $ 64,013)		64,013

Total Investments in Securities (Cost $ 5,798,609)		6,180,762

Other Assets (3.2%)		206,930

Net Assets (100%)		$ 6,387,692

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2010

Assets

Investments in securities at value (Cost $ 5,798,609)	$ 6,180,762
Cash	206,930

Total Assets	6,387,692

Liabilities

Total Liabilities	-

Net Assets	$ 6,387,692

Capital Stock, no par (issued and outstanding – 1,224,837)	$ 6,390,342
Accumulated realized losses on investments	(384,803)
Net unrealized appreciation on investments	382,153

Net Assets	$ 6,387,692

Net asset value per share	$ 5.22

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2010

Investment income

Dividend income from underlying funds	$ 47,252
Total investment income	47,252

Expenses
Investment advisory fees (note 2)	56,866
Administrative service fees	14,216
Total expenses	71,082

Net investment loss	(23,830)

Realized and unrealized gain/(loss) on investments

Capital gain distributions from underlying funds	30,883
Net realized loss from investments	(136,728)
Net change in unrealized appreciation on investments	937,788
Net realized and unrealized gain on investments	831,943

Net increase in net assets resulting from operations	$ 808,113

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2010 and 2009

	2010	2009
Increase in net assets from operations
Net investment loss	$ (23,830)	$ (9,895)
Capital gain distributions from underlying funds	30,883	-
Net realized loss from investments	(136,728)	(87,954)
Change in unrealized appreciation /(depreciation) on investments	937,788	1,389,970
Net increase in net assets resulting from operations	808,113	1,292,121

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	71,728	20,511
Total increase	879,841	1,312,632

Net assets at beginning of period	5,507,851	4,195,219
Net assets at end of period	$ 6,387,692	$ 5,507,851

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2010

Investment Category of Underlying Funds

(as a % of Fund assets)

Long – Short/ Martket Neutral	%	Latin America/ Emerging Markets	%	Precious Metals	%
TFS Market Neutral	6.0	Oppenheimer Developing Markets Y	6.0	Franklin Gold and Precious Metals Adv	3.5
		T. Rowe Price Latin America	5.7
		Metzler/Payden European Emerging Markets	4.9
		Lazard Emerging Markets Equity I	4.5
		Wasatch Emerging Markets Small Cap	3.7

Natural Resources	%	Real Estate	%	Health Care	%
Vanguard Energy Inv	2.6	Prudential Global Real Estate Z	3.7	Blackrock Health Sciences Opportunities Inv A	2.8
Nuveen Tradewinds Global Resources I	2.6			T. Rowe Price Health Sciences	2.7

Miscellaneous	%	World Allocation	%	Conservative Allocation	%
T. Rowe Price Media & Telecommunications	2.5	Ivy Asset Strategy Y	3.5	Permanent Portfolio	5.2
Templeton Global Bond Adv	2.4	Blackrock Global Allocation I	3.2
		Pimco Global Multi Asset I	2.4

Foreign Develop Markets	%	World Stock	%
Janus Overseas T	4.3	First American Global Infrastructure Y	2.2
Allianz NFJ International Value I	4.1
Harbor International I	3.8
Blackrock International Opportunities I	3.7
T. Rowe Price International Discovery	3.5
Manning & Napier World Opportunities A	3.1
Oakmark International I	3.0

Short-Term Securities and Other Assets – 4.4%

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

December 31, 2010

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S & P 500 Index

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
4/6/2006
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
S & P 500 Index
$10,592
MH Elite Select
Portfolio of Funds
$10,404
MH Elite Select Portfolio of Funds
S & P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S & P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2010
	1 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	12.85%	0.82%
S & P 500 Index	15.06%	0.98%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2010

Mutual Funds (95.6%)	Shares	Value

Oppenheimer Developing Markets Y	7,058	$ 254,568
TFS Market Neutral	17,250	253,914
T. Rowe Price Latin America	4,310	244,454
Permanent Portfolio	4,841	221,745
Metzler/Payden European Emerging Markets *	7,167	209,790
Lazard Emerging Markets Equity I	8,733	190,213
Janus Overseas T	3,626	183,597
Allianz NFJ International Value I	8,325	173,569
Harbor International I	2,661	161,141
Wasatch Emerging Markets Small Cap	61,475	157,992
Blackrock International Opportunities I	4,498	157,341
Prudential Global Real Estate Z	8,161	155,713
T. Rowe Price International Discovery	3,422	150,246
Franklin Gold and Precious Metals Adv	2,793	148,661
IVY Assets Strategy Y	6,020	147,191
Blackrock Global Allocation I	6,954	135,605
Manning & Napier World Opportunities A	15,508	133,526
Oakmark International I	6,607	128,237
Blackrock Health Sciences Opportunities Inv A	4,142	117,397
T. Rowe Price Health Sciences	3,771	114,178
Nuveen Tradewinds Global Resources I	4,148	113,273
Vanguard Energy Inv	1,701	110,370
T. Rowe Price Media & Telecommunications	2,024	104,696
PIMCO Global Multi Asset I	8,811	102,467
Templeton Global Bond Adv	7,485	101,497
First American Global Infrastructure Y	10,593	94,915

Total Mutual Funds (Cost $ 3,456,006)		4,066,296

Short-Term Securities (3.0%)

Fidelity Institutional Money Market (Cost $ 9,318)		9,318
Federated Capital Reserves (Cost $ 118,935)		118,935

Total Short-term Securities (Cost $ 128,253)		128,253

Total Investments in Securities (Cost $ 3,584,259)		4,194,549

Other Assets (1.4%)		59,019

Net Assets (100%)		$ 4,253,568

 * Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2010

Assets

Investments in securities at value (Cost $ 3,584,259)	$ 4,194,549
Cash	59,019

Total Assets	4,253,568

Liabilities

Total Liabilities	-

Net Assets	$ 4,253,568

Capital Stock, no par (issued and outstanding – 821,346)	$ 4,137,143
Accumulated realized losses on investments	(493,865)
Net unrealized appreciation on investments	610,290

Net Assets	$ 4,253,568

Net asset value per share	$ 5.18

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2010

Investment income

Dividend income from underlying funds	$ 57,207
Dividend income from money market funds	1
Total investment income	57,208

Expenses
Investment advisory fees (note 2)	67,010
Administrative service fees	_ 9,573
Total expenses	76,583

Net investment loss	(19,375)

Realized and unrealized gain (loss) on investments

Capital gain distributions from underlying funds	55,261
Net realized loss from investments	(15,774)
Net change in unrealized appreciation on investments	470,640
Net realized and unrealized gain on investments	510,127

Net increase in net assets resulting from operations	$ 490,752

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Year Ended December 31, 2010 and 2009

	2010	2009
Increase in net assets from operations
Net investment loss	$ (19,375)	$ (21,991)
Capital gain distributions from underlying funds	55,261	499
Net realized loss from investments	(15,774)	(102,485)
Change in unrealized appreciation on investments	470,640	1,005,972
Net increase in net assets resulting from operations	490,752	881,995

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	(5,356)	64,355
Total increase (decrease)	485,396	946,350

Net assets at beginning of period	3,768,172	2,821,822
Net assets at end of period	$4,253,568	$3,768,172

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements

December 31, 2010

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933.  MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.  MH Elite Portfolio of Funds, Inc. offers three funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and MH Elite Select Portfolio of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007 – 2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2010

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Each Fund recorded a permanent book tax difference in it's capital account of reclassifying net investment loss to paid-in-capital at December 31, 2010. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2010 the net investment losses for each Fund is as follows:

Fund of Funds - $23,830

Select Portfolio of Funds - $19,375

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
Management Fees	1.00%	1.00%	1.75%
Distribution (and/or Service) (12b-1) Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.38% to 2.50% of average net assets.

For the period ended December 31, 2010 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds

$ 35,917

MH Elite Fund of Funds

$ 56,866

MH Elite Select Portfolio of Funds

$ 67,010

For the period ended December 31, 2010 other expenses for each Fund were:

MH Elite Small Cap Fund of Funds

$   8,980

MH Elite Fund of Funds

$ 14,216

MH Elite Select Portfolio of Funds

$   9,573

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2010

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2010 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 1,600,000	$ 1,631,070
MH Elite Fund of Funds	$ 745,000	$ 882,791
MH Elite Select Portfolio of Funds	$ 1,220,000	$ 939,996

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2010, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 705,795	$ 66,238
MH Elite Fund of Funds	$ 685,764	$ 303,611
MH Elite Select Portfolio of Funds	$ 633,145	$ 22,855

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2010, the components of distributable earnings on a tax basis for each Fund are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
Undistributed ordinary income	$22,779	$-	$-
Undistributed long-term capital gain	$-	$-	$-
Unrealized appreciation	$639,557	$382,153	$610,290

At December 31, 2010, the MH Elite Small Cap Fund of Funds has undistributed net investment income of $22,779.  As a result, the Funds’ management declared a dividend of .0324 per share to the shareholders of record on December 31, 2010 with an ex and pay date of January 7, 2011.  No dividends were declared or paid on the remaining Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of December 31, 2010, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
December 31, 2015	-	-	$118,819
December 31, 2016	$277,801	$191,004	$272,561
December 31, 2017	$252,705	$87,954	$102,485
December 31, 2018	-	$105,845	-
Total	$530,506	$384,803	$493,865

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2010

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2010, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2010		For the year ended December 31, 2009
	Shares	Amount	Shares	Amount
Shares Sold	41,993	$ 231,375	42,228	$ 162,181
Shares issued in reinvestment of distributions	-	-	-	-
	41,993	231,375	42,228	162,181
Shares redeemed	(16,119)	(83,094)	(70,292)	(275,616)
Net Increase/(Decrease)	25,874	$ 148,281	(28,064)	$ (113,435)

	MH Elite Fund of Funds
	For the year ended December 31, 2010		For the year ended December 31, 2009
	Shares	Amount	Shares	Amount
Shares Sold	129,913	$ 625,745	70,607	$ 277,650
Shares issued in reinvestment of distributions	-	-	-	-
	129,913	625,745	70,607	277,650
Shares redeemed	(116,266)	(554,017)	(64,756)	(257,139)
Net Increase	13,647	$ 71,728	5,851	$ 20,511

	MH Elite Select Portfolio of Funds
	For the period ended December 31, 2010		For the period ended December 31, 2009
	Shares	Amount	Shares	Amount
Shares Sold	98,905	$ 460,703	41,633	$ 156,859
Shares issued in reinvestment of distributions	-	-	-	-
	98,905	460,703	41,633	156,859
Shares redeemed	(98,513)	(466,059)	(22,407)	(92,504)
Net Increase/(Decrease)	392	$ (5,356)	19,226	$ 64,355

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2010

6.

FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2010:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
Level 1 – Quoted prices	$ 4,041,751	$ 6,180,762	$ 4,194,549
Level 2 – Other significant observable inputs	-	-	-
Level 3 – Significant unobservable inputs	-	-	-
Total	$ 4,041,751	$ 6,180,762	$ 4,194,549

1.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Fund has adopted certain provisions now effect and management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosure.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on April 6, 2006.

(b)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of MH Elite Portfolio of Funds, Inc.

We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”) and MH Elite Select Portfolio of Funds (“Select”), (each a series of MH Elite Portfolio of Funds, Inc.), (collectively the “Funds”), including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Small Cap and Fund of Funds and the four years in the period then ended and the period April 6, 2006 (commencement of operations) to December 31, 2006 for the Select Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 22, 2011

 MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2010

(Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and MH Elite Select Portfolio of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

ANNUAL SHAREHOLDER MEETING

The annual meeting of Shareholders of MH Elite Portfolio of Funds, Inc. was held on October 29, 2010. All shareholders of record as of September 17, 2010 were asked to vote on the election of five directors and to ratify or reject the selection of the firm Sanville and Co. as the independent public accountants to audit and certify financial statements of the Funds for the fiscal year ending December 31, 2010.

Shareholders voted in favor of Jeff Holcombe, Vince Rettino, Howard Samms, Tice Walker and Vincent Farinaro to serve a one year term as the Corporation’s Board of Directors effective January 1, 2011.

Shareholders voted to ratify the selection of Sanville and Co, to serve as the independent public accountants.

There were no other matters presented to the Board.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2010

(Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On November 16, 2010, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

•

The background, education and experience of the Advisor’s personnel

•

Investment strategies and decision making processes

•

The nature, extent and quality of the services to be provided by the investment adviser

•

Investment performance of the Funds

•

Compensation to the adviser and analysis of the adviser’s profitability with respect to the Funds

•

Financial condition and stability of the adviser

•

Possible conflicts of interest between the adviser and the Funds

•

Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Accounting, auditing and legal services are outsourced by the adviser. Some shareholder services are being provided by Mutual Shareholder Services, LLC.  Huntington National Bank serves as the Funds custodian. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds.  The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds’ assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2010

(Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

ACTUAL EXPENSES

The first three lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, and/or third line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fourth and fifth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fourth and fifth lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period July 1, 2010 to December 31, 2010 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,259	$7.12	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,234	$7.04	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,205	$11.12	(c)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.38
Hypothetical with expense ratio of 2.0% (5% return before expenses)	$1,000	$1,015	$10.21

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.38% to 2.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

(c)

Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

December 31, 2010

(Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors and is available, without charge, by calling 1-800-318-7969.   Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All disinterested and interested directors serve on the Board of Directors of each Fund and are elected annually by shareholders.

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED DIRECTORS
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 82	Independent Director	One Year, Since 7-31-1998	Retired	3	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 65	Independent Director, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired from Johnson and Johnson Healthcare Systems, Director of Finance	3	None
Jerome Stern (c) 44 Dexter Drive North Basking Ridge, NJ 07920 82	Independent Director	One Year, Since 8-6-1999	Retired	3	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 42	Independent Director	One Year, Since 9-1-2003	Actuary	3	None
INTERESTED DIRECTORS
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 55	Interested Director, Vice-President	One Year, Since 7-31-1998	Telcordia Technologies, Director of Software Development	3	None
Vincent Rettino (b) 235 Russell Avenue Rahway, NJ 07065 35	Interested Director	One Year, Since 10-31-2008	Teacher Union, NJ School District, MH Investment Management Research Assistant	3	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Mr. Stern did not stand for reelection to serve as a director for 2011.

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

December 31, 2010

(Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 220 Russell Avenue Rahway, NJ 07065 59	President and Chief Compliance Office	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 55	Vice President, Chief Information Officer and Director	Since 7-31-1998	Telcordia Technologies, Director of Software Development	3	None

Director Compensation

Each director, if any, who is not an “interested director” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  Additionally, the Chairman of the Board is paid $125 annually per Fund.  The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.  Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

MH Elite Portfolio of Funds, Inc.

220 Russell Avenue

Rahway, New Jersey 07065

Investment Adviser

MH Investment Management, Inc.

220 Russell Avenue

Rahway, New Jersey 07065

MH Elite Portfolio of Funds, Inc.

220 Russell Avenue

Rahway, New Jersey 07065

1-800-318-7969

www.mhelite.com

Mutual funds composed of a diversified group of underlying funds for long-term capital appreciation.

Annual Report

to

Shareholders

December 31, 2010

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue, Rahway, NJ 07065.

Item 3. Audit Committee Financial Expert.

MH Elite Portfolio of Funds, Inc. manages a small fund with less than

20 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the

Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2010             2009

                     -------          -------

Audit Fees          $ 17,000         $ 17,000

Audit-Related              0                0

Tax Fees               3,900            3,775

All Other Fees             0                0

                    ---------          -------

Total               $ 20,900         $ 20,075

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer'

within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End

         Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the

Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2)  Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President

      (Principal Executive Officer)

Date: March 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcomb

      Jeff Holcomb

      Vice President

       (Principal Financial Officer)

Date March 8, 2011